Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated June 4, 2009

to the Prospectus for Class A, B and C Shares of Allianz OCC Renaissance Fund

Dated November 1, 2008 (as revised January 1, 2009)

On June 4, 2009, the Board of Trustees of Allianz Funds (the “Trust”) approved the replacement of Oppenheimer Capital LLC (“OCC”) with NFJ Investment Group LLC (“NFJ”) as the sub-adviser to the OCC Renaissance Fund (the “Fund”). The change will be effective at the open of business on June 8, 2009, at which time OCC’s portfolio management agreement with respect to the Fund will terminate, and NFJ will enter into a portfolio management agreement with Allianz Global Investors Fund Management LLC with respect to the Fund. The change was effected without shareholder approval pursuant to the Securities and Exchange Commission exemptive order granted to the Trust described under “Management of the Fund – Adviser/Sub-Adviser Relationship” in the Prospectus.

General Changes to the Prospectus

In connection with the change, effective at the open of business on June 8, 2009, the name of the Fund will change to “Allianz NFJ Renaissance Fund.” Accordingly, all references in the Prospectus to “OCC Renaissance Fund” are to be replaced with “NFJ Renaissance Fund,” and all references to “Oppenheimer Capital LLC” or “OCC” as the current sub-adviser to the Fund are to be replaced with references to “NFJ Investment Group LLC” or “NFJ,” respectively.

Changes to “Fund Summary”

The section of the Fund Summary describing the Fund’s principal investments and strategies is revised to read in its entirety as follows:

NFJ Renaissance Fund

Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued small to medium capitalization common stocks	Approximate Primary Capitalization Range All capitalizations

Fund Category Value Stocks	Approximate Number of Holdings 90-110	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in common stocks of companies that the portfolio managers believe are trading at attractive valuations. Although the Fund typically invests in companies with small to medium market capitalizations (between $1 billion and $15 billion), it may invest in companies in any capitalization range. The Fund normally invests a significant portion of its assets in common stocks of companies that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 90 to 110 stocks for the Fund. The portfolio managers consider selling a stock when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or other favorable qualitative metrics.

The Fund may also invest in other kinds of equity securities, including limited partnership interests, preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in non-U.S. securities, including emerging market securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest up to 20% of its assets in real estate investment trusts (REITs).

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. The Fund recently changed its name from “OCC Renaissance Fund,” and was previously sub-advised by Oppenheimer Capital LLC.

In the sub-section captioned “Principal Risks,” in the table listing the principal risks of investing in the Fund, “Emerging Markets Risk” is added and “IPO Risk” is removed.

In the sub-section captioned “Performance Information,” the second to last sentence is revised to read in its entirety as follows:

“Prior to June 8, 2009, the Fund had different sub-advisers and would not necessarily have achieved the performance results shown below under its current investment management arrangements.”

In the sub-section captioned “Fees and Expenses of the Fund,” footnote 1 to the Annual Fund Operating Expenses table is revised to reflect that the voluntary fee waiver of 0.05% that is currently in effect will terminate as of the close of business on June 30, 2009. Corresponding language in the sub-section captioned “Management of the Fund – Management Fees – Advisory Fees” is revised accordingly.

Changes to “Summary of Principal Risks”

The paragraph captioned “IPO Risk” is deleted.

A paragraph providing a description of “Emerging Markets Risk” is inserted to read in its entirety as follows:

Emerging Markets Risk

To the extent the Fund invests in non-U.S. securities, it may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. issuers or securities that trade exclusively in U.S. markets. See “Non-U.S. Investment Risk” below. Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities, that is, securities of issuers tied economically to countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area (discussed below under “Non-U.S. Investment Risk” and “Focused Investment Risk”) are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk if it invests in derivatives or other securities or instruments whose value or returns are related to the value or returns of emerging market securities.

Changes to “Management of the Fund”

In the sub-section captioned “Management Fees – Advisory Fees” the last sentence is revised to note that a discussion regarding the basis for the Board of Trustees’ approval of the portfolio management agreement between Allianz Global Fund Management and NFJ will be available in the Fund’s annual report to shareholders for the six-month period ending June 30, 2009.

Sub-Adviser

The sub-sections captioned “Sub-Adviser” and “Portfolio Managers” are revised to read in their entirety as follows:

Sub-Adviser

NFJ has full investment discretion and makes all determinations with respect to the investment of the Fund’s assets, subject to the general supervision of the Adviser and the Board of Trustees. NFJ is a Delaware limited liability company and is an indirect wholly-owned subsidiary of Allianz. The Sub-Adviser provides advisory services to mutual funds and institutional accounts, and non-discretionary advisory services to managed account programs. NFJ Investment Group, Inc., the ultimate predecessor investment adviser to NFJ, commenced operations in 1989. Accounts managed by NFJ had combined assets (including discretionary and non-discretionary accounts) as of March 31, 2009, of approximately $21.5 billion.

Portfolio Managers

Each NFJ investment strategy is supported by a team of investment professionals. Every core team responsible for a fund consists of two or more portfolio managers who work collaboratively, though ultimate responsibility for investment decisions applicable to the investment strategy’s model portfolio (which are typically implemented for all accounts managed by NFJ in that investment strategy) rests with the designated team leader (identified as “Lead” below). The core team members of the Fund, who are primarily responsible for the Fund’s day-to-day management, are listed below. Oppenheimer Capital served as Sub-Adviser for the Fund prior to June 8, 2009. Different sub-adivsory firms served as sub-adviser for the Fund prior to Oppenheimer Capital.

Portfolio Managers	Since	Recent Professional Experience
Paul A. Magnuson (Lead)	June 2009	Managing Director at NFJ. He is a Portfolio Manager with over 23 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

Benno J. Fischer	June 2009	Managing Director and founding partner of NFJ. He has over 42 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

Morley D. Campbell	June 2009	Portfolio Manager/Senior Investment Analyst at NFJ. He has over four years of experience in investment and financial analysis. Prior to joining NFJ Investment Group in 2007, Mr. Campbell attended Harvard Business School, where he received an MBA. Before business school, Mr. Campbell worked as an investment banking analyst for Lazard and Merrill Lynch. He received his BBA degree in Finance from the University of Texas in 2003.

Changes to “Financial Highlights”

The sentence adjacent to the asterisk at the bottom of the Financial Highlights table is revised to read in its entirety as follows:

“The information provided for the Fund reflects results of operations under the Fund’s former Sub-Advisers; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.”

Changes to Inside Back Cover

The entry “Sub-Adviser” in the table provided on the inside back cover of the Prospectus is revised to read in its entirety as follows:

Sub-Adviser        NFJ Investment Group LLC, 2100 Ross Avenue, Suite 700, Dallas, TX 75201

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated June 4, 2009

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Relating to the Allianz OCC Renaissance Fund

On June 4, 2009, the Board of Trustees of Allianz Funds (the “Trust”) approved the replacement of Oppenheimer Capital LLC (“OCC”) with NFJ Investment Group LLC (“NFJ”) as the sub-adviser to the OCC Renaissance Fund (the “Fund”). The change will be effective at the open of business on June 8, 2009, at which time OCC’s portfolio management agreement with respect to the Fund will terminate, and NFJ will enter into a portfolio management agreement with Allianz Global Investors Fund Management LLC with respect to the Fund. The change was effected without shareholder approval pursuant to the Securities and Exchange Commission exemptive order granted to the Trust described under “Management of the Fund – Adviser/Sub-Adviser Relationship” in the Prospectus.

General Changes to the Prospectus

In connection with the change, effective at the open of business on June 8, 2009, the name of the Fund will change to “Allianz NFJ Renaissance Fund.” Accordingly, all references in the Prospectus to “OCC Renaissance Fund” are to be replaced with “NFJ Renaissance Fund,” and all references to “Oppenheimer Capital LLC” or “OCC” as the current sub-adviser to the Fund are to be replaced with references to “NFJ Investment Group LLC” or “NFJ,” respectively.

Changes to “Summary Information”

In the summary table, the entry for the Fund is revised to read in its entirety as follows:

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Value Stock Funds	NFJ Renaissance	Long-term growth of capital and income	Undervalued small to medium capitalization common stocks	90-110	All capitalizations

Changes to “Fund Summary”

The sub-section captioned “Principal Investments and Strategies” is revised in its entirety as follows:

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued small to medium capitalization common stocks	Approximate Primary Capitalization Range All capitalizations

	Fund Category Value Stocks	Approximate Number of Holdings 90-110	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in common stocks of companies that the portfolio managers believe are trading at attractive valuations. Although the Fund typically invests in companies with small to medium market capitalizations (between $1 billion and $15 billion), it may invest in companies in any capitalization range. The Fund normally invests a significant portion of its assets in common stocks of companies that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 90 to 110 stocks for the Fund. The portfolio managers consider selling a stock when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or other favorable qualitative metrics.

The Fund may also invest in other kinds of equity securities, including limited partnership interests, preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in non-U.S. securities, including emerging market securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest up to 20% of its assets in real estate investment trusts (REITs).

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. The Fund recently changed its name from “OCC Renaissance Fund,” and was previously sub-advised by Oppenheimer Capital LLC.

In the sub-section captioned “Principal Risks,” in the table listing the principal risks of investing in the Fund, “Emerging Markets Risk” is added and “IPO Risk” is removed.

In the sub-section captioned “Performance Information,” the second to last sentence is revised to read in its entirety as follows:

“Prior to June 8, 2009, the Fund had different sub-advisers and would not necessarily have achieved the performance results shown below under its current investment management arrangements.”

In the sub-section captioned “Fees and Expenses of the Fund,” footnote 1 to the Annual Fund Operating Expenses table is revised to reflect that the voluntary fee waiver of 0.05% that is currently in effect will terminate as of the close of business on June 30, 2009. Corresponding language in the sub-section captioned “Management of the Funds – Management Fees – Advisory Fees” is revised accordingly.

Changes to “Management of the Funds”

In the sub-section captioned “Management Fees – Advisory Fees” the last sentence is revised to note that a discussion regarding the basis for the Board of Trustees’ approval of the portfolio management agreement between Allianz Global Fund Management and NFJ will be available in the Fund’s annual report to shareholders for the six-month period ending June 30, 2009.

The table under “Sub-Advisers” is revised to remove references to the OCC Renaissance Fund from the entry relating to Oppenheimer Capital LLC, and to add the NFJ Renaissance Fund to the entry relating to NFJ Investment Group LLC.

The subsection “Sub-Advisers – Oppenheimer Capital” is revised to eliminate references to the OCC Renaissance Fund from the text and table in that subsection.

In the subsection “Sub-Advisers – NFJ,” the last sentence in the second paragraph is revised to read in its entirety as follows:

“Oppenheimer Capital served as Sub-Adviser for the NFJ Renaissance Fund prior to June 8, 2009. Different sub-advisory firms served as sub-adviser for the NFJ Renaissance Fund prior to Oppenheimer Capital.”

The table under “Sub-Advisers – NFJ” is revised to include the following entry:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ Renaissance Fund	Paul A. Magnuson (Lead)	June 2009	Managing Director at NFJ. He is a Portfolio Manager with over 23 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

	Benno J. Fischer	June 2009	Managing Director and founding partner of NFJ. He has over 42 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

	Morley D. Campbell	June 2009	Portfolio Manager/Senior Investment Analyst at NFJ. He has over four years of experience in investment and financial analysis. Prior to joining NFJ Investment Group in 2007, Mr. Campbell attended Harvard Business School, where he received an MBA. Before business school, Mr. Campbell worked as an investment banking analyst for Lazard and Merrill Lynch. He received his BBA degree in Finance from the University of Texas in 2003.

Changes to “Financial Highlights”

The text at the bottom of the Financial Highlights table relating to the entry for the Fund is revised to read in its entirety as follows:

“The information provided for the NFJ Renaissance Fund reflects results of operations under the Fund’s former Sub-Advisers; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.”

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated June 4, 2009

to the Prospectus for Class R Shares of Allianz Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Relating to the Allianz OCC Renaissance Fund

On June 4, 2009, the Board of Trustees of Allianz Funds (the “Trust”) approved the replacement of Oppenheimer Capital LLC (“OCC”) with NFJ Investment Group LLC (“NFJ”) as the sub-adviser to the OCC Renaissance Fund (the “Fund”). The change will be effective at the open of business on June 8, 2009, at which time OCC’s portfolio management agreement with respect to the Fund will terminate, and NFJ will enter into a portfolio management agreement with Allianz Global Investors Fund Management LLC with respect to the Fund. The change was effected without shareholder approval pursuant to the Securities and Exchange Commission exemptive order granted to the Trust described under “Management of the Fund – Adviser/Sub-Adviser Relationship” in the Prospectus.

General Changes to the Prospectus

In connection with the change, effective at the open of business on June 8, 2009, the name of the Fund will change to “Allianz NFJ Renaissance Fund.” Accordingly, all references in the Prospectus to “OCC Renaissance Fund” are to be replaced with “NFJ Renaissance Fund,” and all references to “Oppenheimer Capital LLC” or “OCC” as the current sub-adviser to the Fund are to be replaced with references to “NFJ Investment Group LLC” or “NFJ,” respectively.

Changes to “Summary Information”

In the summary table, the entry for the Fund is revised to read in its entirety as follows:

	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings	Approximate Primary Capitalization Range
Value Stock Funds	NFJ Renaissance	Long-term growth of capital and income	Undervalued small to medium capitalization common stocks	90-110	All capitalizations

Changes to “Fund Summary”

The sub-section captioned “Principal Investments and Strategies” is revised to read in its entirety as follows:

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued small to medium capitalization common stocks	Approximate Primary Capitalization Range All capitalizations

	Fund Category Value Stocks	Approximate Number of Holdings 90-110	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in common stocks of companies that the portfolio managers believe are trading at attractive valuations. Although the Fund typically invests in companies with small to medium market capitalizations (between $1 billion and $15 billion), it may invest in companies in any capitalization range. The Fund normally invests a significant portion of its assets in common stocks of companies that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 90 to 110 stocks for the Fund. The portfolio managers consider selling a stock when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or other favorable qualitative metrics.

The Fund may also invest in other kinds of equity securities, including limited partnership interests, preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in non-U.S. securities, including emerging market securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest up to 20% of its assets in real estate investment trusts (REITs).

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. The Fund recently changed its name from “OCC Renaissance Fund,” and was previously sub-advised by Oppenheimer Capital LLC.

In the sub-section captioned “Principal Risks,” in the table listing the principal risks of investing in the Fund, “Emerging Markets Risk” is added and “IPO Risk” is removed.

In the sub-section captioned “Performance Information,” the second to last sentence is revised to read in its entirety as follows:

“Prior to June 8, 2009, the Fund had different sub-advisers and would not necessarily have achieved the performance results shown below under its current investment management arrangements.”

In the sub-section captioned “Fees and Expenses of the Fund,” footnote 1 to the Annual Fund Operating Expenses table is revised to reflect that the voluntary fee waiver of 0.05% that is currently in effect will terminate as of the close of business on June 30, 2009. Corresponding language in the sub-section captioned “Management of the Funds – Management Fees – Advisory Fees” is revised accordingly.

Changes to “Management of the Funds”

In the sub-section captioned “Management Fees – Advisory Fees” the last sentence is revised to note that a discussion regarding the basis for the Board of Trustees’ approval of the portfolio management agreement between Allianz Global Fund Management and NFJ will be available in the Fund’s annual report to shareholders for the six-month period ending June 30, 2009.

The table under “Sub-Advisers” is revised to remove references to the OCC Renaissance Fund from the entry relating to Oppenheimer Capital LLC, and references to “OCC Funds” are revised to “OCC Fund” to reflect that OCC currently sub-advises a single fund offered in the Prospectus. The table is also revised to add the NFJ Renaissance Fund to the entry relating to NFJ Investment Group LLC.

The subsection “Sub-Advisers – Oppenheimer Capital” is revised to eliminate references to the OCC Renaissance Fund from the text and table in that subsection, and to reflect that OCC currently sub-advises a single fund offered in the Prospectus.

In the subsection “Sub-Advisers – NFJ,” the last sentence in the second paragraph is revised to read in its entirety as follows:

“Oppenheimer Capital served as Sub-Adviser for the NFJ Renaissance Fund prior to June 8, 2009. Different sub-advisory firms served as sub-adviser for the NFJ Renaissance Fund prior to Oppenheimer Capital.”

The table under “Sub-Advisers – NFJ” is revised to include the following entry:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ Renaissance Fund	Paul A. Magnuson (Lead)	June 2009	Managing Director at NFJ. He is a Portfolio Manager with over 23 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

	Benno J. Fischer	June 2009	Managing Director and founding partner of NFJ. He has over 42 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

	Morley D. Campbell	June 2009	Portfolio Manager/Senior Investment Analyst at NFJ. He has over four years of experience in investment and financial analysis. Prior to joining NFJ Investment Group in 2007, Mr. Campbell attended Harvard Business School, where he received an MBA. Before business school, Mr. Campbell worked as an investment banking analyst for Lazard and Merrill Lynch. He received his BBA degree in Finance from the University of Texas in 2003.

Changes to “Financial Highlights”

An asterisk is added to the Financial Highlights table entry for the Fund, and corresponding text is added at the bottom of the Financial Highlights table to read in its entirety as follows:

“The information provided for the NFJ Renaissance Fund reflects results of operations under the Fund’s former Sub-Advisers; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.”

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated June 4, 2009

to the Prospectus for Institutional and Administrative Class Shares of Allianz Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Relating to the Allianz OCC Renaissance Fund

On June 4, 2009, the Board of Trustees of Allianz Funds (the “Trust”) approved the replacement of Oppenheimer Capital LLC (“OCC”) with NFJ Investment Group LLC (“NFJ”) as the sub-adviser to the OCC Renaissance Fund (the “Fund”). The change will be effective at the open of business on June 8, 2009, at which time OCC’s portfolio management agreement with respect to the Fund will terminate, and NFJ will enter into a portfolio management agreement with Allianz Global Investors Fund Management LLC with respect to the Fund. The change was effected without shareholder approval pursuant to the Securities and Exchange Commission exemptive order granted to the Trust described under “Management of the Fund – Adviser/Sub-Adviser Relationship” in the Prospectus.

General Changes to the Prospectus

In connection with the change, effective at the open of business on June 8, 2009, the name of the Fund will change to “Allianz NFJ Renaissance Fund.” Accordingly, all references in the Prospectus to “OCC Renaissance Fund” are to be replaced with “NFJ Renaissance Fund,” and all references to “Oppenheimer Capital LLC” or “OCC” as the current sub-adviser to the Fund are to be replaced with references to “NFJ Investment Group LLC” or “NFJ,” respectively.

Changes to “Summary Information”

In the summary table, the entry for the Fund is revised to read in its entirety as follows:

Sub-Adviser	Allianz Fund	Investment Objective	Fund Focus	Approximate Number of Holdings
NFJ Investment Group	NFJ Renaissance	Long-term growth of capital and income	Undervalued small to medium capitalization common stocks	90-110

Changes to “Fund Summary”

The sub-section captioned “Principal Investments and Strategies” is revised in its entirety as follows:

Principal Investments and Strategies	Investment Objective Seeks long-term growth of capital and income	Fund Focus Undervalued small to medium capitalization common stocks	Approximate Primary Capitalization Range All capitalizations

		Approximate Number of Holdings 90-110	Dividend Frequency At least annually

The Fund seeks to achieve its investment objective by normally investing primarily in common stocks of companies that the portfolio managers believe are trading at attractive valuations. Although the Fund typically invests in companies with small to medium market capitalizations (between $1 billion and $15 billion), it may invest in companies in any capitalization range. The Fund normally invests a significant portion of its assets in common stocks of companies that the portfolio managers expect will generate income (for example, by paying dividends).

The portfolio managers use a value investing style focusing on companies whose stocks the portfolio managers believe have low valuations. The portfolio managers use quantitative factors to screen the

Fund’s initial selection universe. To further narrow the universe, the portfolio managers analyze factors such as price momentum (i.e., changes in stock price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. The portfolio managers also classify the Fund’s selection universe by industry and then identify what they believe to be undervalued stocks in each industry to determine potential holdings for the Fund representing a broad range of industry groups. After still further narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select approximately 90 to 110 stocks for the Fund. The portfolio managers consider selling a stock when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified, including when an alternative stock with strong fundamentals demonstrates a lower price-to-earnings ratio, a higher dividend yield or other favorable qualitative metrics.

The Fund may also invest in other kinds of equity securities, including limited partnership interests, preferred stocks and convertible securities. The Fund may invest up to 25% of its assets in non-U.S. securities, including emerging market securities, except that it may invest without limit in American Depositary Receipts (ADRs). The Fund may invest up to 20% of its assets in real estate investment trusts (REITs).

The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. In response to unfavorable market and other conditions, the Fund may deviate from its principal strategies by making temporary investments of some or all of its assets in high-quality fixed income securities, cash and cash equivalents. The Fund may not achieve its investment objective when it does so. The Fund recently changed its name from “OCC Renaissance Fund,” and was previously sub-advised by Oppenheimer Capital LLC.

In the sub-section captioned “Principal Risks,” in the table listing the principal risks of investing in the Fund, “Emerging Markets Risk” is added and “IPO Risk” is removed.

In the sub-section captioned “Performance Information,” the second to last sentence is revised to read in its entirety as follows:

“Prior to June 8, 2009, the Fund had different sub-advisers and would not necessarily have achieved the performance results shown below under its current investment management arrangements.”

In the sub-section captioned “Fees and Expenses of the Fund,” footnote 1 to the Annual Fund Operating Expenses table is revised to reflect that the voluntary fee waiver of 0.05% that is currently in effect will terminate as of the close of business on June 30, 2009. Corresponding language in the sub-section captioned “Management of the Funds – Management Fees – Advisory Fees” is revised accordingly.

Changes to “Management of the Funds”

In the sub-section captioned “Management Fees – Advisory Fees” the last sentence is revised to note that a discussion regarding the basis for the Board of Trustees’ approval of the portfolio management agreement between Allianz Global Fund Management and NFJ will be available in the Fund’s annual report to shareholders for the six-month period ended June 30, 2009.

The table under “Sub-Advisers” is revised to remove references to the OCC Renaissance Fund from the entry relating to Oppenheimer Capital LLC, and to add the NFJ Renaissance Fund to the entry relating to NFJ Investment Group LLC.

The subsection “Sub-Advisers – Oppenheimer Capital” is revised to eliminate references to the OCC Renaissance Fund from the text and table in that subsection.

In the subsection “Sub-Advisers – NFJ,” the last sentence in the second paragraph is revised to read in its entirety as follows:

“Oppenheimer Capital served as Sub-Adviser for the NFJ Renaissance Fund prior to June 8, 2009. Different sub-advisory firms served as sub-adviser for the NFJ Renaissance Fund prior to Oppenheimer Capital.”

The table under “Sub-Advisers – NFJ” is revised to include the following entry:

Allianz Fund	Portfolio Managers	Since	Recent Professional Experience
NFJ Renaissance Fund	Paul A. Magnuson (Lead)	June 2009	Managing Director at NFJ. He is a Portfolio Manager with over 23 years’ experience in equity analysis and portfolio management. Prior to joining NFJ in 1992, he was an Assistant Vice President at NationsBank, which he joined in 1985. Within the Trust Investment Qualitative Services Division of NationsBank, he was responsible for equity analytics and structured fund management.

	Benno J. Fischer	June 2009	Managing Director and founding partner of NFJ. He has over 42 years’ experience in portfolio management, investment analysis and research. Prior to the formation of NFJ in 1989, he was Chief Investment Officer (institutional and fixed income), Senior Vice President and Senior Portfolio Manager at NationsBank, which he joined in 1971. Prior to joining NationsBank, Mr. Fischer was a securities analyst at Chase Manhattan Bank and Clark, Dodge.

	Morley D. Campbell	June 2009	Portfolio Manager/Senior Investment Analyst at NFJ. He has over four years of experience in investment and financial analysis. Prior to joining NFJ Investment Group in 2007, Mr. Campbell attended Harvard Business School, where he received an MBA. Before business school, Mr. Campbell worked as an investment banking analyst for Lazard and Merrill Lynch. He received his BBA degree in Finance from the University of Texas in 2003.

Changes to “Financial Highlights”

An asterisk is added to the Financial Highlights table entry for the Fund, and corresponding text is added at the bottom of the Financial Highlights table to read in its entirety as follows:

“The information provided for the NFJ Renaissance Fund reflects results of operations under the Fund’s former Sub-Advisers; the Fund would not necessarily have achieved the performance results shown above under its current investment management arrangements.”

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated June 4, 2009

to the Statement of Additional Information (“SAI”) of Allianz Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Relating to the Allianz OCC Renaissance Fund

On June 4, 2009, the Board of Trustees of Allianz Funds (the “Trust”) approved the replacement of Oppenheimer Capital LLC (“OCC”) with NFJ Investment Group LLC (“NFJ”) as the sub-adviser to the OCC Renaissance Fund (the “Fund”). The change will be effective at the open of business on June 8, 2009, at which time OCC’s portfolio management agreement with respect to the Fund will terminate, and NFJ will enter into a portfolio management agreement with Allianz Global Investors Fund Management LLC (“AGIFM”) with respect to the Fund. The change was effected without shareholder approval pursuant to the Securities and Exchange Commission exemptive order granted to the Trust described under “Management of the Fund – Adviser/Sub-Adviser Relationship” in the Prospectuses.

General Changes to the SAI

In connection with the change, effective at the open of business on June 8, 2009, the name of the Fund will change to “Allianz NFJ Renaissance Fund.” Accordingly, all references in the Prospectuses and this SAI to “OCC Renaissance Fund” are to be replaced with “NFJ Renaissance Fund,” and all references to “Oppenheimer Capital LLC” or “OCC” as the current sub-adviser to the Fund are to be replaced with references to “NFJ Investment Group LLC” or “NFJ,” respectively.

In addition, a footnote is added to each entry for the Fund in each of the tables setting forth the amounts paid under the Trust’s various contracts and plans to indicate that more information about the Fund is available in the section entitled “The Trust.”

Changes to “The Trust”

The second to last paragraph in the section is revised to read in its entirety as follows:

“Effective August 15, 2008, the OCC Value Fund changed its name to the Allianz Global Investors Value Fund (and subsequently merged into the NFJ Large-Cap Value Fund). Effective June 8, 2009, the OCC Renaissance Fund changed its name to the NFJ Renaissance Fund. These changes occurred in connection with the replacement of Oppenheimer Capital LLC with NFJ Investment Group LLC as the Funds’ sub-adviser.”

Changes to “Portfolio Management Agreements”

In the sub-section captioned “Oppenheimer Capital” the last sentence of the first paragraph is deleted at the close of business on June 30, 2009. Effective July 1, 2009, there will be no voluntary reduction of the portfolio management fee paid by AGIFM to NFJ.

Changes to “Portfolio Manager Compensation, Other Accounts Managed and Conflicts of Interest”

The following entries are added to the table in the sub-section “NFJ – Securities Ownership” to state the portfolio managers’ holdings in the Fund as of May 15, 2009:

Securities Ownership

NFJ Renaissance	Dollar Range of Equity Securities
Paul A. Magnuson*	None
Benno J. Fischer*	None
Morley D. Campbell*	None

*	as of May 15, 2009

Changes to “Other Information”

In the sub-section “Calculation of Total Return,” an asterisk is added to the entry for the Fund in the table entitled “Average Annual Return for Periods Ended June 30, 2008” to indicate that the Fund was formerly known as the OCC Renaissance Fund.

Disclosure Relating to All Funds

In the section captioned “Distribution of Trust Shares,” the list of firms that Allianz Global Investors Distributors LLC and AGIFM anticipate making additional payments to, either directly or through affiliates, for distribution services and/or educational support is revised to read in its entirety as follows:

AG Edwards & Sons, Inc.

Advantage Capital Corp.

AIG Financial Advisors, Inc.

American General Securities Inc.

American Portfolios Financial Services Inc.

Ameriprise Financial Services, Inc.

Associated Financial Group, Inc.

AXA Advisors, LLC

Banc of America Investment Services, Inc.

Banc One Securities Investment

CCO Investment Services

Chase Investment Services, Corp.

Citigroup Global Markets Inc.

Comerica Securities

Commonwealth Financial Network

E*TRADE

First Allied Securities, Inc.

FSC Securities Corp.

Janney, Montgomery, Scott

Jefferson Pilot Securities Corporation

Legg Mason Wood Walker, Inc.

Linsco/Private Ledger Corporation

McDonald Investments

Merrill Lynch, Pierce, Fenner & Smith Inc.

ML Stern & Co., LLC

Morgan Stanley & Co.

Mutual Service Corporation

NatCity Investments

National Planning Holdings, Inc.

National Planning Corporation

SII Investments, Inc.

INVEST Financial Corporation

Investment Centers of America, Inc.

Northwestern Mutual Investment Services LLC

Oppenheimer & Co., Inc.

Piper Jaffray

Questar Capital

Raymond James & Associates Inc.

Raymond James Financial Services, Inc.

RBC Capital Markets Corp.

RBC Dain Rauscher, Inc.

Robert W. Baird

Royal Alliance Associates Inc.

Securities America, Inc.

Sterne Agee

Summit Brokerage Services Inc.

SunTrust Investment Services

UBS Financial Services, Inc.

United Planners’ Financial Services of America

Wachovia Securities, Inc.

Waterstone Financial Group

WM Financial Services